Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies

At December 31, 2013, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2014	206	1.05974	47	1.34745	3,509	0.07128
2014	(656)	1.03832	(12)	1.40577	(2)	0.07678
2015	54	1.04289	12	1.44078	2,174	0.07170
2015	(332)	1.04592	(1)	1.42922	0	0
2016	17	1.03766	0	0	510	0.07166
2016	(185)	1.06735	0	0	0	0
2017	(85)	1.07747	0	0	0	0
2018	(2)	1.08040	0	0	0	0

	(983)		46		6,191

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2014	37	0.74048	31	1.14482	2,142	0.03956
2014	(123)	0.75973	(42)	1.16896	(8)	0.03890
2015	6	0.74375	13	1.19170	1,303	0.03945
2015	(80)	0.75549	(15)	1.16338	0	0
2016	2	0.73702	0	0	187	0.03904
2016	(34)	0.75060	(1)	1.17217	0	0
2017	(16)	0.73141	0	0	0	0

	(208)		(14)		3,624

Schedule of Company's financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2013	2012

Held-for-trading
Cash and cash equivalents	$1,554	$1,522
Investment in ABCP [note 8]	92	90

	$1,646	$1,612

Held-to-maturity investments
Severance investments	$5	$8

Available-for-sale investments
Equity investments	$4	$9

Loans and receivables
Accounts receivable	$5,246	$4,774
Long-term receivables included in other assets [note 12]	111	95

	$5,357	$4,869

Other financial liabilities
Bank indebtedness	$41	$71
Long-term debt (including portion due within one year)	332	361
Accounts payable	4,781	4,450

	$5,154	$4,882

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$42	$37
Other assets	20	32
Other accrued liabilities	(37)	(11)
Other long-term liabilities	(28)	(9)

	(3)	49

Natural gas contracts
Prepaid expenses	0	2
Other accrued liabilities	(1)	(3)
Other long-term liabilities	0	(1)

	(1)	(2)

	$(4)	$47

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements

The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the Consolidated Balance Sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in Consolidated Balance Sheets	Gross amounts not offset in Consolidated Balance Sheets	Net Amounts

December 31, 2013
Assets	$62	$42	$20
Liabilities	$(65)	$(42)	$(23)

December 31, 2012
Assets	$69	$20	$49
Liabilities	$(20)	$(20)	$0